Fair values measurements	12 Months Ended
Mar. 31, 2012
Fair values measurements

24. Fair values measurements

The Company measures certain financial assets and liabilities at fair value on a recurring basis, including investment securities and derivatives. The fair value measurements of these derivative instruments and investment securities using the following inputs as of March 31, 2011 and 2012

	Fair Value measurements as at March 31, 2011
	Level 1		Level 2		Level 3		Total
Particulars	(In millions)
Assets
Available-for-sale investments	Rs.	—	Rs.	916	Rs.	—	Rs.	916
Derivatives not designated as hedging instrument:
Foreign currency contracts included in prepaid expenses and other current assets		—		273		—		273

Total	Rs.	—	Rs.	1,189	Rs.	—	Rs.	1,189

Liabilities

Derivatives not designated as hedging instrument:
Foreign currency contracts included in accrued expenses and other current liabilities	Rs.	—	Rs.	1	Rs.	—	Rs.	1
Interest rate contracts included in accrued expenses and other current liabilities		—		148		—		148
Interest rate contracts included in other non-current liabilities		—		107		—		107
Derivatives designated as hedging instrument:
Interest rate contracts included in accrued expenses and other current liabilities		—		53		—		53
Interest rate contracts included in other non-current liabilities		—		31		—		31

Total	Rs.	—	Rs.	340	Rs.	—	Rs.	340

	Fair Value measurements as at March 31, 2012
	Level 1		Level 2		Level 3		Total
Particulars	(In millions)

Liabilities

Derivatives not designated as hedging instrument:
Foreign currency contracts included in accrued expenses and other current liabilities	Rs.	—	Rs.	76	Rs.	—	Rs.	76	US$	1
Interest rate swap contracts included in accrued expenses and other current liabilities		—		1,176		—		1,176		23
Interest rate swap contracts included in other non-current liabilities		—		242		—		242		5

Derivatives designated as hedging instrument:
Foreign Currency contracts included in accrued expenses and other current liabilities		—		319		—		319		6
Interest rate swap contracts included in other non-current liabilities		—		(24)		—		(24)		—

Total	Rs.	—	Rs.	1,789	Rs.	—	Rs.	1,789	US$	35

Investments: Investments in liquid and short-term mutual funds which are classified as available-for-sale are measured using the net asset value (“NAV”) provided by the administrator of the fund, and are categorized by the ability to redeem investments at the measurement date.

Derivatives: The fair value is determined based on observable market inputs including currency spot and forward rates, yield curves, currency volatility, LIBOR rates, swap rates.

Fair Value disclosure of Financial Instruments:

The carrying amounts of cash and cash equivalents, accounts receivable, other current assets, accounts payable, accrued expenses, other current liabilities and short term borrowings, approximate their fair values due to the short-term nature of these instruments.

Available-for-sale securities are carried at their fair values, which are generally based on market price quotations. The fair values of securities without readily determinable market values cannot be reasonably estimated.

The fair value of the foreign currency long-term loans of Rs. 91,406 million (US$ 1,796 million) is approximately Rs. 91,621 million (US$ 1,800 million) based on indicative market prices of similar instruments and recently negotiated terms at market rates. The term loans and NCDs totaling Rs. 12,985 million (US$ 255 million) has an estimated fair value of approximately Rs. 12,988 million (US$ 255 million) based on the discounted future cash flows at market interest rate prevailing as of balance sheet date.

Estimation of fair value of financial instrument relies on management judgment, however there are inherent uncertainties in any estimation technique. Therefore, for substantially all financial instruments, the fair value are not necessarily indicative of all the amounts the Company could have realized in a sale transaction as of March 31, 2012. The estimated fair value amounts as of March 31, 2012 have been measured as of this date, and have not been re-evaluated or updated for purposes of these consolidated financial statements.